Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Operating activities
Net (loss) income	$ (41,466,000)		$ 135,713,000		$ 1,014,443,000
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Depreciation and amortization	49,811,000		36,871,000		85,524,000
Amortization of deferred charges and debt guarantee	2,459,000		1,120,000		1,900,000
Equity in net (earnings) losses of affiliates	(19,408,000)		(15,821,000)		609,000
Gain on disposals to Golar Partners (including amortization of deferred gain)	(43,783,000)		(65,619,000)		0
Gain on loss of control	0		0		(853,996,000)
Gain on business acquisition	0		0		4,084,000
Loss on disposal of fixed assets	0		0		151,000
Dividend income from available-for-sale and cost investments recognized in operating income	(27,203,000)		(30,960,000)		0
Dividends received	61,967,000		64,198,000		125,000
Loss on disposal of available-for-sale securities	0		754,000		0
Gain on disposal of high yield bond in Golar Partners	0		(841,000)		0
Compensation cost related to stock options	1,619,000		500,000		1,357,000
Net foreign exchange losses (gain)	1,314,000		(277,000)		11,905,000
Amortization of deferred tax benefits on intra-group transfers	3,488,000		3,487,000		7,257,000
Impairment of long-term assets	500,000		500,000		500,000
Drydocking expenditure	(8,947,000)		(4,248,000)		(20,939,000)
Interest element included in obligations under capital leases	0		0		401,000
Trade accounts receivable	(10,533,000)		304,000		2,256,000
Inventories	(809,000)		(10,137,000)		167,000
Prepaid expenses, accrued income and other assets	27,612,000		(50,877,000)		(7,600,000)
Amounts due from/to related companies	(6,003,000)		3,497,000		(1,021,000)
Trade accounts payable	(1,746,000)		2,525,000		(520,000)
Accrued expenses	13,802,000		3,349,000		10,668,000
Other current liabilities (1)	29,175,000	[1]	658,000	[1]	(779,000)	[1]
Net cash provided by operating activities	24,873,000		67,722,000		233,810,000
Investing activities
Additions to vessels and equipment	(2,359,000)		(802,000)		(97,228,000)
Additions to newbuildings	(1,150,669,000)		(733,353,000)		(245,759,000)
Additions on asset under development	(313,645,000)		0		0
Investment in subsidiary, net of cash acquired	0		0		(19,438,000)
Cash effect of the deconsolidation of Golar Partners	0		0		(85,467,000)
Vendor refinancing - loan repayment from Golar Partners	0		0		155,000,000
Proceeds from disposal of investments in available-for-sale securities	0		99,210,000		0
Additions to available-for-sale-securities	0		(12,400,000)		(173,000)
Additions to investments	0		(5,649,000)		0
Short-term loan granted to third party	0		(11,960,000)		0
Repayment of short-term loan granted to third party	0		2,469,000		0
Proceeds from disposals to Golar Partners, net of cash disposed	155,319,000		119,927,000		0
Proceeds from disposal of high yield bond in Golar Partners	0		34,483,000		0
Short-term loan to Golar Partners	(20,000,000)		(20,000,000)		0
Additions to other long-term assets	(49,873,000)		0		0
Repayment of short-term loan granted to Golar Partners	0		20,000,000		0
Proceeds from disposal of fixed assets	0		0		40,000
Restricted cash and short-term investments	(48,043,000)		(24,992,000)		2,325,000
Net cash used in investing activities	(1,429,270,000)		(533,067,000)		(290,700,000)
Financing activities
Proceeds from short-term debt	67,559,000		0		0
Proceeds from long-term debt (including related parties)	1,155,187,000		306,358,000		642,241,000
Repayments of obligations under capital leases	0		0		(6,288,000)
Repayments of short-term and long-term debt (including related parties)	(239,903,000)		(9,400,000)		(325,166,000)
Financing costs paid	(18,672,000)		(22,612,000)		(7,842,000)
Cash dividends paid	(155,996,000)		(108,976,000)		(175,904,000)
Non-controlling interest dividends	0		0		(32,082,000)
Proceeds from exercise of share options (including disposal of treasury shares)	1,338,000		608,000		2,613,000
Proceeds from issuance of equity	660,947,000		0		0
Proceeds from issuance of equity in Golar Partners to non-controlling interests	0		0		317,119,000
Net cash provided by financing activities	1,470,460,000		165,978,000		414,691,000
Net increase (decrease) in cash and cash equivalents	66,063,000		(299,367,000)		357,801,000
Cash and cash equivalents at beginning of period	125,347,000		424,714,000		66,913,000
Cash and cash equivalents at end of period	191,410,000		125,347,000		424,714,000
Cash paid during the year for:
Interest paid, net of capitalized interest	11,372,000		0		35,798,000
Income taxes paid	$ 1,372,000		$ 1,322,000		$ 1,671,000

[1]	Includes accretion of discount on convertible bonds of $5.0 million, $4.7 million and $4.0 million for the years ended December 31, 2014, 2013 and 2012, respectively.